Company Financial Statements (Parent Company Only) - Consolidated Statement of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities	¥ 956,164	¥ (8,232,376)	¥ (1,094,591)
Cash flows from investing activities
(Placement) maturities of term deposits	5,441,363	11,922,171	(24,899,368)
Investment in equity investees	0	0	(50,000)
Cash paid for long-term investments	(188,681)	(618,814)	(959,855)
Maturities of derivative assets or derivative liabilities	0	10,752	233,050
Net cash (used in) provided by investing activities	631,168	4,845,966	(33,075,878)
Cash flows from financing activities
Proceeds from Global Offering, net of issuance cost	0	0	13,146,811
Payments of listing expenses	0	(1,830)	(36,924)
Net cash provided by financing activities	8,015,247	6,003,835	14,627,093
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(14,576)	461,740	(363,276)
Net (decrease) increase in cash, cash equivalents and restricted cash	9,588,003	3,079,165	(19,906,652)
Cash, cash equivalents and restricted cash at beginning of the year	14,714,046	11,634,881	31,541,533
Cash, cash equivalents and restricted cash at end of the year	24,302,049	14,714,046	11,634,881
Parent [Member]
Cash flows from operating activities	520,066	175,195	232,625
Cash flows from investing activities
(Placement) maturities of term deposits	4,164,149	3,099,780	(14,607,257)
Investment in equity investees	(5,306,987)	(6,934,426)	(19,015,285)
Cash paid for long-term investments	(188,681)	(409,363)	0
Maturities of derivative assets or derivative liabilities	0	10,752	233,050
Net cash (used in) provided by investing activities	(1,331,519)	(4,233,257)	(33,389,492)
Cash flows from financing activities
Proceeds from Global Offering, net of issuance cost	0	0	13,146,811
Payments of listing expenses	0	(1,830)	(36,924)
Proceeds from issuance of ordinary shares to Volkswagen	5,019,599	0	0
Net cash provided by financing activities	5,019,599	(1,830)	13,109,887
Effects of exchange rate changes on cash, cash equivalents and restricted cash	27,795	500,454	(316,835)
Net (decrease) increase in cash, cash equivalents and restricted cash	4,235,941	(3,559,438)	(20,363,815)
Cash, cash equivalents and restricted cash at beginning of the year	951,656	4,511,094	24,874,909
Cash, cash equivalents and restricted cash at end of the year	¥ 5,187,597	¥ 951,656	¥ 4,511,094